Taxes - Reconciliation of statutory rate to the Company's effective tax rate (Details)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statutory rate to the Company's effective tax rate
China Statutory income tax rate	25.00%	25.00%
Effect of PRC preferential tax rate and tax exemption	(17.30%)	(16.20%)
Research and development ("R&D") tax credit	(4.30%)	(1.90%)
Effect of non-taxable government subsidy income	(0.70%)	(1.00%)
Non-PRC entities not subject to PRC tax	9.80%	9.20%
Change in valuation allowance	2.00%	0.90%
Others	1.70%	(0.70%)
Effective tax rate	16.20%	15.30%